FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2017
FINANCING RECEIVABLE [Abstract]
FINANCING RECEIVABLE
7.	FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2016	2017
Current financing receivable
Used car financing	$277,684	$129,018
Financing for installment sales	11,205	2,177
Other financing	27,775	1,306
Net deferred origination costs	176	-
Less allowance for financing receivable	(15,067)	(7,023)
Current financing receivable, net	$301,773	$125,478

Long-term financing receivable
Used car financing	$53	$8
Financing for installment sales	324	-
Less allowance for long-term financing receivable	(47)	-
Long-term financing receivable, net	$330	$8

Financing receivable mainly represent both the principal and financing income receivable associated with the respective financing services expected to be collected from the individuals or companies receiving financing under the internet finance business at the respective balance sheet dates.

Used car financing is secured with pledged assets, which are used cars with value not less than the financing receivable. Other financing includes financing receivable related to rental financing provided to individuals referred by rental agents as well as micro cash financing to college students.

The following table presents nonaccrual financing receivable as of December 31, 2016 and 2017, respectively.

	As of December 31,
	2016	2017

Used car financing	$3,352	$7,373
Financing for installment sales	6,817	2,051
Other financing	4,945	1,286
	$15,114	$10,710

The following table presents the aging of financing receivable as of December 31, 2017.

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used car financing	$121,653	$7,373	$129,026
Financing for installment sales	229	1,948	2,177
Other financing	138	1,168	1,306
	$122,020	$10,489	$132,509

As of December 31, 2017, a total of $10,021 and $10,489 of financing receivables are past due and are respectively reflected in the 0-90 days aging and over 90 days aging table above.

The following table presents the aging of financing receivable as of December 31, 2016.

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used car financing	$275,007	$2,730	$277,737
Financing for installment sales	4,712	6,817	11,529
Other financing	23,734	4,041	27,775
	$303,453	$13,588	$317,041

Movement of allowance for financing receivable is as follows:

	As of December 31,
	2015	2016	2017

Balance at beginning of year	$-	$(3,583)	$(15,114)
Charge to cost of revenues	(3,665)	(12,436)	(12,745)
Write off of financing receivable	-	119	22,178
Exchange difference	82	786	(1,342)

Balance at end of year	$(3,583)	$(15,114)	$(7,023)

For the years ended December 31, 2015, 2016 and 2017, the Company considered loan principal and financing income receivables meeting any of the following conditions as uncollectible and has further written them off: (i) death of the borrower; or (ii) unable to reach the borrower. The Company outsourced almost all of its collection effort to third-party collection agencies.